Equity-based Compensation	12 Months Ended
Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
Equity-based Compensation

Note 19 — Equity-based Compensation

Equity Incentive Plan

In January 1998, the Company adopted the 1998 Stock Option and Incentive Plan, or Equity Incentive Plan, which provides for the grant of restricted stock awards, restricted stock units and stock options and other equity-based awards to employees, officers, directors, and consultants. Since its adoption, the Equity Incentive Plan has been amended on several occasions to, among other things, increase the number of ordinary shares issuable under the Equity Incentive Plan. In February 2024, the maximum number of ordinary shares authorized to be granted under the Equity Incentive Plan was increased from 70,550 to 73,550. The amendment to the Equity Incentive Plan became effective upon the filing of a Form S-8 Registration Statement with the U.S. Securities and Exchange Commission in February 2024. Awards granted under the Equity Incentive Plan generally vest over a period of three to four years and are generally subject to service based conditions or a combination of service and performance-based conditions and stock options have a contractual term of primarily ten years. Also, in accordance with the Equity Incentive Plan, options were issued at or above the market price at the time of the grant.

The following tables summarize information about stock options to purchase the Company’s ordinary shares, restricted stock and restricted stock units, as well as changes during the fiscal year ended September 30, 2025:

Stock Options:

	Number of Stock Options	Weighted Average Exercise Price
Outstanding as of October 1, 2024	1,159	$63.92
Granted	82	92.00
Exercised	(340)	62.65
Forfeited	—	—
Outstanding as of September 30, 2025	901	$66.95
Exercisable as of September 30, 2025	818	$64.45

As of September 30, 2025, the weighted average remaining contractual life of outstanding and exercisable stock options was 3.45 and 3.18 years, respectively. The total intrinsic value of stock options exercised during fiscal years 2025, 2024 and 2023 was $8,808, $10,899 and $24,721, respectively. The aggregate intrinsic value of outstanding and exercisable stock options as of September 30, 2025 was $14,402 and $14,397, respectively.

Restricted Stock:

	Number of Restricted Stock	Weighted Average Grant Date Fair Value
Outstanding as of October 1, 2024	2,175	$79.61
Granted	1,027	82.33
Vested	(932)	78.74
Forfeited	(211)	62.84
Outstanding as of September 30, 2025	2,059	$83.08

The value of restricted stock vested during fiscal years 2025, 2024 and 2023 was $83,163, $72,404 and $60,646, respectively, based on the market value of the Company's ordinary stock on the vest date.

Restricted Stock Units:

	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value
Outstanding as of October 1, 2024	619	$83.21
Granted	293	83.07
Vested	(231)	81.08
Forfeited	(42)	84.41
Outstanding as of September 30, 2025	639	$83.84

The value of restricted stock units vested during fiscal years 2025, 2024 and 2023 was $20,375, $17,722 and $13,125, respectively, based on the market value of the Company's ordinary stock on the vest date.

Employee Share Purchase Plan

On November 8, 2022, the Company’s Board of Directors adopted, subject to shareholder approval, the Amdocs Limited 2023 Employee Share Purchase Plan (the “ESPP”). The ESPP was subsequently approved by our shareholders at the annual general meeting of shareholders in January 2023. The approved number of shares that may be issued under the ESPP will not exceed in the aggregate 2,400 ordinary shares. Under its terms, the ESPP became effective upon the filing of a Form S-8 Registration Statement with the U.S. Securities and Exchange Commission. On February 13, 2023, the Company filed a registration statement on Form S-8 registering the offer and sale of 2,400 ordinary shares issuable under the ESPP. As of September 30, 2025, 1,027 ordinary shares have been issued since the commencement of the ESPP.

Under the ESPP, eligible employees have the right to purchase ordinary shares at the end of each purchase period based on their accumulated payroll deductions during the purchase period of a specified percentage of eligible compensation up to 10% (subject to a limitation to accrue the right to purchase ordinary shares up to twenty-five thousand dollars in any calendar year). Each purchase period lasts six months in duration, with purchases occurring in December and June. The purchase price per ordinary share will equal the lesser of 85% of the fair market value of our ordinary shares at either the beginning of the purchase period or the end of the purchase period. In fiscal years 2025 and 2024, employees purchased 479 and 548 ordinary shares under the ESPP at a price of $69.68 and $68.95 per share, respectively, no shares have been purchased under the ESPP in fiscal year 2023, as the initial purchase was in December 2023.

Equity-based Compensation Expense

Equity-based compensation pre-tax expense, including grants of employee stock options, restricted stock, restricted stock units and ESPP for the years ended September 30, 2025, 2024 and 2023 was as follows:

	Year Ended September 30,
	2025	2024	2023
Cost of revenue	$51,320	$53,409	$42,969
Research and development	9,603	8,644	7,509
Selling, general and administrative	43,941	42,487	39,220
Total	$104,864	$104,540	$89,698

The income tax benefit related to equity-based compensation expense was $20,693, $21,169 and $17,986 for the years ended 2025, 2024 and 2023, respectively.

As of September 30, 2025, there was $82,000 of unrecognized compensation expense related to unvested stock options, unvested restricted stock awards and unvested restricted stock units which is expected to be recognized over a weighted average period of approximately one to two years, based on the vesting periods of the grants.

As of September 30, 2025, there was $1,573 of unrecognized compensation expense related to the ESPP which is expected to be recognized over the remaining purchase period.